Document And Entity Information	Apr. 22, 2025
Document Information [Line Items]
Entity, Registrant Name	FIRST COMMUNITY BANKSHARES, INC.
Document, Type	8-K/A
Document, Period End Date	Apr. 22, 2025
Entity, Incorporation, State or Country Code	VA
Entity, File Number	000-19297
Entity, Tax Identification Number	55-0694814
Entity, Address, Address Line One	P.O. Box 989
Entity, Address, City or Town	Bluefield
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	24605-0989
City Area Code	276
Local Phone Number	326-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FCBC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 04-22-25
Amendment Flag	true
Entity, Central Index Key	0000859070